--------------------------------------------------------------------------------

SHORT TERM                                600 FIFTH AVENUE, NEW YORK, N.Y. 10020
INCOME FUND, INC.                                                 (212) 830-5200

================================================================================





Dear Shareholder:




We are pleased to present the semi-annual report of Short Term Income Fund, Inc. for the period ended February 28, 2002.

The Fund's Money Market Portfolio had 14,642 shareholders and net assets of $1,217,648,000 as of February 28, 2002. The Government Portfolio had 4,010 shareholders and net assets of $509,163,411 as of February 28, 2002.

We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,


\s\Steven W. Duff




Steven W. Duff
President







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
FEBRUARY 28, 2002
(UNAUDITED)
================================================================================

      Face                                                                      Maturity                        Value
     Amount                                                                       Date         Yield           (Note 1)
     ------                                                                       ----         -----            ------
Commercial Paper (25.48%)
------------------------------------------------------------------------------------------------------------------------------------
$   15,000,000  BAE Systems Holdings Inc.                                       05/03/02       1.83%        $  14,952,225
    25,000,000  BAE Systems Holdings Inc.                                       05/08/02       1.82            24,914,528
    45,000,000  California PCR Finance Authority (Shell Oil) - Series 1998A     03/01/02       1.89            45,000,000
    21,080,000  Caterpillar Financial Services                                  04/08/02       1.82            21,039,726
    20,000,000  General Electric Capital Corporation                            03/01/02       2.86            20,000,000
    20,000,000  General Electric Capital Corporation                            03/04/02       3.21            19,994,733
    20,000,000  General Electric Capital Corporation                            07/08/02       1.83            19,870,283
    25,000,000  Long Lane Master Trust IV - Series A (a)                        03/15/02       1.84            24,982,111
    10,000,000  Long Lane Master Trust IV - Series A (a)                        04/11/02       1.83             9,979,272
     5,039,000  Long Lane Master Trust IV - Series A (a)                        04/15/02       1.70             5,028,355
    15,000,000  Long Lane Master Trust IV - Series A (a)                        05/13/02       1.88            14,943,121
    20,000,000  Sigma Finance Corporation                                       05/09/02       3.45            19,870,433
    20,000,000  Sigma Finance Corporation                                       05/22/02       1.85            19,916,178
    30,000,000  Societe Generale North America                                  05/02/02       3.59            29,819,167
    20,000,000  Winston-Salem, NC COPS                                          04/10/02       1.82            20,000,000
--------------                                                                                              -------------
   311,119,000  Total Commercial Paper                                                                        310,310,132
--------------                                                                                              -------------
Eurodollar Certificate of Deposit (1.64%)
------------------------------------------------------------------------------------------------------------------------------------
$   20,000,000  Abbey National Bank PLC                                         05/09/02       4.10%        $  20,000,368
--------------                                                                                              -------------
    20,000,000  Total Eurodollar Certificate of Deposit                                                        20,000,368
--------------                                                                                              -------------
Letter of Credit Commercial Paper (17.99%)
------------------------------------------------------------------------------------------------------------------------------------
$   11,000,000  Banco Bradesco S.A.
                LOC ING Bank NV                                                 06/17/02       1.92%        $  10,937,300
    27,500,000  Banco Continental de Panama S.A.
                LOC ING Bank NV                                                 06/03/02       1.86            27,367,160
    50,000,000  Banco Rio De La Plata S.A.
                LOC Banco Santander                                             03/07/02       2.89            49,976,528
    30,000,000  Banco Rio De La Plata S.A.
                LOC HSBC Bank U.S.                                              05/21/02       3.50            29,769,825
    20,000,000  CSN Overseas
                LOC Banco Santander                                             04/18/02       2.28            19,940,000



--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

      Face                                                                      Maturity                         Value
     Amount                                                                       Date         Yield           (Note 1)
     ------                                                                       ----         -----            ------
Letter of Credit Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    7,500,000  Dean Health System Inc.
                LOC Rabobank Nederland                                          03/12/02       1.80%        $   7,495,875
    10,000,000  Formosa Plastics Corporation
                LOC Bank of America                                             05/16/02       1.65             9,965,378
    25,000,000  HSBC Bank Argentina, S.A.
                LOC HSBC Bank U.S.                                              05/20/02       1.86            24,897,222
    25,000,000  Pemex Capital Inc.
                LOC Barclays Bank PLC                                           05/20/02       1.71            24,905,555
    13,750,000  Vermont EDA - Series A
                LOC First Union National Bank                                   04/11/02       1.85            13,750,000
--------------                                                                                              -------------
   219,750,000  Total Letter of Credit Commercial Paper                                                       219,004,843
--------------                                                                                              -------------
Loan Participations (3.70%)
------------------------------------------------------------------------------------------------------------------------------------
$   25,000,000  Equitable Life Assurance Society With J.P. Morgan Chase (b)     03/20/02       1.90%        $  25,000,000
    20,000,000  Mt. Vernon Phenol Plant Partnership With J.P.Morgan Chase (c)
                Guaranteed by General Electric Company                          05/17/02       1.87            20,000,000
--------------                                                                                              -------------
    45,000,000  Total Loan Participations                                                                      45,000,000
--------------                                                                                              -------------
Medium Term Note (1.23%)
------------------------------------------------------------------------------------------------------------------------------------
$   15,000,000  Sigma Finance Corporation                                       11/20/02       2.33%        $  15,000,000
--------------                                                                                              -------------
    15,000,000  Total Medium Term Note                                                                         15,000,000
--------------                                                                                              -------------
Repurchase Agreement (9.53%)
------------------------------------------------------------------------------------------------------------------------------------
$  116,000,000  Salomon Smith Barney, Repurchase proceeds at maturity
                $116,006,090 (Collateralized by $116,609,878, GNMA,
                5.500% to 7.000%, due 12/15/31 to 02/15/32, value $118,320,001) 03/01/02       1.89%        $ 116,000,000
--------------                                                                                              -------------
   116,000,000  Total Repurchase Agreement                                                                    116,000,000
--------------                                                                                              -------------
Short Term Bank Note (2.46%)
------------------------------------------------------------------------------------------------------------------------------------
$   30,000,000  Bank of America                                                 04/19/02       4.23%        $  30,000,000
--------------                                                                                              -------------
    30,000,000  Total Short Term Bank Note                                                                     30,000,000
--------------                                                                                              -------------
Variable Rate Demand Instruments (28.45%)
------------------------------------------------------------------------------------------------------------------------------------
$    4,620,000  Ali Industries Inc. Project (d)
                LOC National City Bank, Northwest                               07/01/10       2.00%        $   4,620,000
     5,500,000  Allegheny County, PA (Union Electric Steel Corporation) (d)
                LOC PNC Bank, N.A.                                              11/01/27       2.00             5,500,000


--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
FEBRUARY 28, 2002
(UNAUDITED)
================================================================================

      Face                                                                      Maturity                        Value
     Amount                                                                       Date         Yield           (Note 1)
     ------                                                                       ----         -----            ------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    2,085,000  ARS Development Project (d)
                LOC National City Bank                                          09/01/21       2.00%        $   2,085,000
     1,490,000  B & V Land Company, L.L.C. (d)
                LOC First Michigan Bank                                         09/01/27       1.90             1,490,000
     1,790,000  Bank of Kentucky Building (d)
                LOC Firstar Bank                                                12/01/19       2.10             1,790,000
     3,520,000  Bollman Capital, L.L.C. - Series 1996A (d)
                LOC National City Bank/Michigan National Bank                   12/15/26       2.00             3,520,000
       960,000  Burgess & Niple Limited (d)
                LOC National City Bank, Northwest                               09/01/14       2.00               960,000
     3,000,000  California PCFA Environmental Improvement Bonds
                (Shell Oil Company Project) (d)                                 06/01/38       1.95             3,000,000
     3,420,000  Capital One Funding Corporation
                Floating Rate Option Notes - Series 1997d (d)
                LOC Bank One                                                    07/02/18       1.95             3,420,000
     3,485,000  Frank J. Catanzaro Sons and Daughters (d)
                LOC Firstar Bank                                                01/01/15       2.05             3,485,000
    15,000,000  Caterpillar Financial Services (e)                              07/08/02       1.97            15,000,000
    27,200,000  Catholic Health Initiatives - Series C (d)                      12/01/27       2.25            27,200,000
     1,255,000  Cedar Works Project (d)
                LOC Firstar Bank                                                05/01/09       2.05             1,255,000
    10,000,000  Columbus, GA Development Authority (Foundry Project) (d)
                LOC Bank of Nova Scotia                                         12/01/19       2.00            10,000,000
     1,520,000  Community Limited Care (d)
                LOC Fifth Third Bank                                            12/01/12       2.10             1,520,000
     1,345,000  Crownover Lumber Company (d)
                LOC Fifth Third Bank                                            09/01/08       2.10             1,345,000
       955,000  Crownover Lumber Company (d)
                LOC Fifth Third Bank                                            09/01/08       2.10               955,000
     8,700,000  DP Fox Capital, L.L.C. (d)
                LOC Michigan National Bank                                      09/01/29       1.85             8,700,000
     3,375,000  Defiance Metal Products Company (d)
                LOC National City Bank                                          09/01/09       2.00             3,375,000


--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

      Face                                                                      Maturity                        Value
     Amount                                                                       Date         Yield           (Note 1)
     ------                                                                       ----         -----            ------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    5,265,000  Dickenson Press, Inc. - Series 1997 (d)
                LOC First Michigan Bank                                         01/01/27       2.05%        $   5,265,000
     1,400,000  Dormont Manufacturing Company, Inc. (d)
                LOC PNC Bank, N.A.                                              03/01/08       2.30             1,400,000
     6,630,000  Ferriot Inc. Project (d)
                LOC First Merit Bank                                            04/01/20       2.08             6,630,000
     2,650,000  Gesmundo & Associates, Inc. (d)
                LOC National City Bank, Northwest                               08/15/27       1.97             2,650,000
     4,000,000  Global Beverage Systems (d)
                LOC Fifth Third Bank                                            09/01/13       2.00             4,000,000
     1,710,000  Goson Project - Series 1997 (d)
                LOC First Merit Bank                                            11/01/17       2.08             1,710,000
    15,000,000  John Hancock Mutual Life Insurance Company (f)                  08/19/05       1.97            15,000,000
     1,530,000  KBL Capital Fund, Inc. (d)
                LOC Old Kent Bank & Trust Co.                                   07/01/15       1.85             1,530,000
    25,000,000  Key Bank (g)                                                    11/01/02       1.93            24,976,988
     3,400,000  LKWP Investments, L.L.C. (d)
                LOC First Michigan Bank                                         03/01/27       1.90             3,400,000
     1,680,000  Labelle Capital Funding - Series A (d)
                LOC National City Bank, Northwest                               09/01/26       1.85             1,680,000
     1,340,000  Labelle Capital Funding - Series B (d)
                LOC National City Bank, Northwest                               09/01/26       1.85             1,340,000
     4,400,000  LAM Funding, L.L.C. (d)
                LOC National City Bank, Northwest                               12/15/27       1.97             4,400,000
     9,600,000  Lexington Financial Health Care RB - Series 2001 (d)
                LOC LaSalle National Bank                                       02/01/26       1.97             9,600,000
     1,165,000  Machining Center (d)
                LOC Comerica Bank                                               10/01/27       1.90             1,165,000
     3,705,000  Maryland HEFA (Glen Meadows Retirement Community) (d)
                LOC First Union National Bank                                   07/01/29       2.00             3,705,000
     1,610,000  Miami Valley Realty Associates (d)
                LOC Key Bank, N.A.                                              06/01/12       2.10             1,610,000


--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
FEBRUARY 28, 2002
(UNAUDITED)
================================================================================

      Face                                                                        Maturity                        Value
     Amount                                                                         Date         Yield           (Note 1)
     ------                                                                         ----         -----            ------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    3,175,000  Mobile Airport (d)
                LOC Regions Bank                                                  10/01/24       1.90%        $   3,175,000
    15,385,000  Mobile, AL Springhill Medical Clinic Board RB
                (Springhill Medical Complex) (d)
                LOC Amsouth Bank, N.A.                                            06/01/20       1.95            15,385,000
       965,000  Mount Carmel East Professional Office Building - Series 1994 (d)
                LOC National City Bank, Northwest                                 01/01/14       2.00               965,000
     1,390,000  Mount Carmel Partnership Project (d)
                LOC National City Bank, Northwest                                 08/01/14       2.00             1,390,000
     3,500,000  Mt. Ontario Holdings, L.L.C. (h)
                LOC Firstar Bank                                                  04/01/21       1.85             3,500,000
     1,290,000  Mubea, Inc. Project (d)
                LOC Fifth Third Bank                                              12/01/04       2.00             1,290,000
     4,045,000  New Federal Cold Storage (d)
                LOC National City Bank, Pennsylvania                              11/01/12       2.00             4,045,000
     9,900,000  Newport, KY Industrial Building RB (Aquarium Holdings Project) (d)
                LOC Fifth Third Bank                                              12/01/08       2.00             9,900,000
       570,000  Ohio Metallurgical Services Inc. (d)
                LOC First Merit Bank                                              10/01/04       2.08               570,000
     4,580,000  Ohio State Water Development Authority RB
                (Independence Excavating, Inc.) (d)
                LOC National City Bank, Northwest                                 12/01/09       2.00             4,580,000
     3,120,000  Opportunity Aviation, Ltd. Project (d)
                LOC National City Bank, Northwest                                 12/02/02       2.00             3,120,000
     4,245,000  Ordeal Properties L.L.C. (d)
                LOC Key Bank, N.A.                                                10/01/12       2.10             4,245,000
    12,050,000  PRD Financial L.L.C. (d)
                LOC National City Bank, Northwest                                 04/01/27       1.97            12,050,000
     7,200,000  Polar Plastics, Inc. (d)
                LOC PNC Bank, N.A.                                                08/01/17       2.00             7,200,000
     2,525,000  Sacramento County Housing Authority
                (Hidden Oaks Apartments) - Series 1999 (d)
                Guaranteed by Federal National Mortgage Assoc.                    05/15/29       2.00             2,525,000


--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

      Face                                                                      Maturity                          Value
     Amount                                                                       Date           Yield           (Note 1)
     ------                                                                       ----           -----            ------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    1,785,000  Burton I. Saltzman (Dave's Supermarket, Inc. Project) (d)
                LOC National City Bank, Northwest                               09/01/08         2.00%        $   1,785,000
    13,000,000  City and County of San Francisco (d)
                LOC Bayerische Hypovereinsbank, A.G.                            07/01/34         1.90            13,000,000
     3,290,000  Seven Z Enterprises (i)
                LOC PNC Bank, N.A.                                              06/03/13         2.30             3,290,000
     3,475,000  Shelburne Realty & Troy Realty (d)
                LOC National City Bank, Northwest                               04/01/17         2.00             3,475,000
     2,200,000  Soaring Eagle Partners L.P. (d)
                LOC PNC Bank, N.A.                                              10/01/12         2.00             2,200,000
     2,235,000  Sojourn Project- Series 1997 (d)
                LOC First Merit Bank                                            07/01/12         2.08             2,235,000
    15,000,000  Southwestern Group, Limited Project (d)
                LOC Firstar Bank                                                07/01/21         2.05            15,000,000
     2,200,000  SSM Health Care Systems - Series 1995d (d)
                Insured by MBIA Insurance Corp.                                 06/01/24         1.90             2,200,000
       660,000  Jake Sweeney Automotive, Inc.(d)
                LOC Firstar Bank                                                04/01/10         2.05               660,000
     1,300,000  TBP Avon Lake L.L.C. Project (d)
                LOC First Merit Bank                                            11/02/20         2.08             1,300,000
     3,549,000  TRC Medina Investors, Ltd.
                LOC U.S. Bank N.A.                                              09/15/21         2.00             3,549,000
     5,500,000  Tom Richards, Inc.
                (Team Land, L.L.C./Team Industries) (d)
                LOC First Merit Bank                                            12/01/16         2.08             5,500,000
     1,735,000  UAI Technologies, Inc. - Series 1998 (d)
                LOC First Union National Bank                                   05/01/18         2.02             1,735,000
    1,400,000   Valley City Linen Co. (d)
                LOC First Michigan Bank                                         02/01/27         1.90             1,400,000
    15,000,000  Verizon Global Funding (j)                                      01/14/03         1.90            15,000,000
     4,125,000  Windsor Medical Center, Inc. (d)
                LOC First Merit Bank                                            12/03/18         2.08             4,125,000


--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
FEBRUARY 28, 2002
(UNAUDITED)
================================================================================

      Face                                                                      Maturity                          Value
     Amount                                                                       Date           Yield           (Note 1)
     ------                                                                       ----           -----            ------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    5,460,000  Wise Investments L.L.C. (d)
                LOC National City Bank, Northwest                               11/01/27         1.97%        $   5,460,000
     1,275,000  Wulfeck Family Partnership Project (d)
                LOC Fifth Third Bank                                            09/01/17         2.15             1,275,000
--------------                                                                                                -------------
   346,434,000  Total Variable Rate Demand Instruments                                                          346,410,988
--------------                                                                                                -------------
Yankee Certificates of Deposit (11.42%)
------------------------------------------------------------------------------------------------------------------------------------
$   15,000,000  Abbey National PLC                                              12/27/02         2.71%        $  14,998,782
    30,000,000  Canadian Imperial Bank                                          07/31/02         1.76            30,000,000
    20,000,000  Commerzbank A.G.                                                05/09/02         4.13            19,999,632
    20,000,000  Commerzbank A.G.                                                05/21/02         1.82            20,103,167
    15,000,000  Commerzbank A.G.                                                06/11/02         4.06            14,999,793
     9,000,000  Union Bank of Switzerland                                       07/02/02         4.03             8,999,409
    30,000,000  Union Bank of Switzerland                                       10/15/02         2.02            30,000,000
--------------                                                                                                -------------
   139,000,000  Total Yankee Certificates of Deposit                                                            139,100,783
--------------                                                                                                -------------
                Total Investments (101.90%) (Cost $1,240,827,114+)                                            1,240,827,114
                Liabilities In Excess of Cash And Other Assets (-1.90%)                                      (   23,179,114)
                                                                                                              -------------
                Net Assets (100.00%)                                                                         $1,217,648,000
                                                                                                             ==============
                Net Asset Value, Offering and Redemption Price Per Share:
                Class A Shares, 337,121,376 Shares Outstanding (Note 3)                                      $         1.00
                                                                                                             ==============
                Class B Shares, 880,526,624 Shares Outstanding (Note 3)                                      $         1.00
                                                                                                             ==============

                +  Aggregate cost for federal income tax purposes is identical.














--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================


FOOTNOTES:

(a)  Guaranteed by Fleet Bank through Swap agreement.

(b)  The interest rate is adjusted quarterly based on 1 month LIBOR + 0.05%.

(c)  The interest rate is adjusted  monthly based on 1 month LIBOR + 0.02%.

(d) Securities payable on demand at par including accrued interest (with seven days notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable. The rate shown is the rate in effect at the date of this statement.

(e)  The interest rate changes quarterly based upon 3 month LIBOR + 0.10%.

(f) The interest rate is adjusted quarterly based on 3 month LIBOR + 0.06% (one year put)/Evergreen maturity.

(g)  The Interest rate is adjusted daily based upon prime rate - 2.955%.

(h) Securities payable on demand at par including accrued interest (with 1 day notice). Interest is adjusted daily.

(i) Security can be put on the first business day of the month at par. Interest is adjusted weekly.

(j)  The interest rate is adjusted quarterly based on 3 month LIBOR +0.03%.


KEY:

COPS      =    Certificates of Participation                      LOC      =    Letter of Credit
EDA       =    Economic Development Authority                     PCFA     =    Pollution Control Finance Authority
GNMA      =    Government National Mortgage Association           PCR      =    Pollution Control Revenue
HEFA      =    Health and Education Finance Authority             RB       =    Revenue Bond

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
U.S. GOVERNMENT PORTFOLIO
STATEMENT OF NET ASSETS
FEBRUARY 28, 2002
(UNAUDITED)
================================================================================

      Face                                                                      Maturity                          Value
     Amount                                                                       Date           Yield           (Note 1)
     ------                                                                     ----             -----            ------
Repurchase Agreements, Overnight (51.85%)
------------------------------------------------------------------------------------------------------------------------------------
$   24,000,000  Goldman Sachs Group, L.P., Repurchase proceeds at maturity
                $24,001,247 (Collateralized by $175,735,756, GNMA,
                2.250% to 7.500%, due 09/20/26 to 05/16/31, value $24.480,000)  03/01/02         1.87%        $   24,000,000
    85,000,000  J.P. Morgan Securities, Inc., Repurchase proceeds at maturity
                $85,004,415 (Collateralized by $103,811,744, GNMA,
                5.417% to 8.000%, due 10/15/16 to 02/20/32, value $86,703,523)  03/01/02         1.87             85,000,000
    85,000,000  Salomon Smith Barney, Inc., Repurchase proceeds at maturity
                $85,004,463 (Collateralized by $86,442,479, GNMA,
                6.000% to 7.000%, due 11/15/23 to 02/15/32, value $86,700,001)  03/01/02         1.89             85,000,000
    70,000,000  Union Bank of Switzerland, Repurchase proceeds at maturity
                $70,003,636 (Collateralized by $103,210,866, GNMA,
                5.500% to 8.500%, due 04/15/26 to 02/15/32, value $71,401,654)  03/01/02         1.87             70,000,000
--------------                                                                                                --------------
   264,000,000  Total Repurchase Agreements                                                                      264,000,000
--------------                                                                                                --------------
U.S. Government Obligations (47.58%)
------------------------------------------------------------------------------------------------------------------------------------
$  110,000,000  U.S. Treasury Bills                                             03/07/02         1.69%        $  109,969,050
    10,000,000  U.S. Treasury Notes, 7.45%                                      05/15/02         3.77             10,071,454
    15,000,000  U.S. Treasury Notes, 6.58%                                      05/31/02         4.03             15,093,799
    30,000,000  U.S. Treasury Notes, 6.30%                                      08/15/02         3.52             30,373,158
    20,000,000  U.S. Treasury Notes, 5.89%                                      09/30/02         2.57             20,390,380
    15,000,000  U.S. Treasury Notes, 5.62%                                      10/31/02         2.34             15,333,972
    30,000,000  U.S. Treasury Notes, 5.48%                                      11/30/02         1.87             30,801,939
    10,000,000  U.S. Treasury Notes, 4.64%                                      01/31/03         2.06             10,243,403
--------------                                                                                                --------------
   240,000,000  Total U.S. Government Obligations                                                                242,277,155
--------------                                                                                                --------------
                Total Investments (99.43%) (Cost $506,277,155+)                                                  506,277,155
                Cash And Other Assets, Net of Liabilities (0.57%)                                                  2,886,256
                                                                                                              --------------
                Net Assets (100.00%)                                                                          $  509,163,411
                                                                                                              ==============
                Net Assets Value, Offering and Redemption Price Per Share:
                Class A Shares, 274,456,855 Shares Outstanding (Note 3)                                       $         1.00
                                                                                                              ==============
                Class B Shares, 233,938,410 Shares Outstanding (Note 3)                                       $         1.00
                                                                                                              ==============
                Class TRA Shares,   768,146 Shares Outstanding (Note 3)                                       $         1.00
                                                                                                              ==============

                +  Aggregate cost for federal income tax purposes is identical.


--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED FEBRUARY 28, 2002
(UNAUDITED)
================================================================================


                                                                                Money Market          U.S. Government
                                                                                  Portfolio              Portfolio
                                                                            -------------------     ------------------
INVESTMENT INCOME
Income:
   Interest..............................................................   $        19,064,718     $        7,881,298
                                                                            -------------------     ------------------
Expenses: (Note 2)
   Investment management fee.............................................             2,006,133                798,200
   Administration fee....................................................             1,432,952                644,454
   Shareholder servicing fee (Class A)...................................               647,790                474,797
   Shareholder servicing fee (TRA Class).................................               -0-                      1,109
   Custodian expenses....................................................                28,351                 14,043
   Shareholder servicing and related shareholder expenses+...............               987,342                427,148
   Legal, compliance and filing fees.....................................                52,556                 62,238
   Audit and accounting..................................................                51,226                 37,835
   Directors' fees ......................................................                15,885                  8,581
   Miscellaneous.........................................................                10,561                 12,185
                                                                            -------------------     ------------------
      Total expenses.....................................................             5,232,796              2,480,590
      Less:
         Fees waived.....................................................               -0-         (              501)
         Expenses paid indirectly........................................   (            14,883)    (            3,417)
                                                                             ------------------      -----------------
             Net expenses................................................             5,217,913              2,476,672
                                                                            -------------------     ------------------
Net investment income....................................................            13,846,805              5,404,626


REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments..................................                12,561               -0-
                                                                            -------------------     ------------------
Increase in net assets from operations...................................   $        13,859,366     $        5,404,626
                                                                            ===================     ==================

+ Includes class specific transfer agency expenses of $590,789 and $306,217 for the Money Market Portfolio for Class A and Class B, respectively and $341,854, $64,086 and ($463) for the U.S. Government Portfolio for Class A, Class B and TRA Class, respectively.


--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, Inc.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                 Money Market Portfolio                U.S. Government Portfolio
                                          ------------------------------------    ----------------------------------
                                             Six Months                              Six Months
                                                Ended                Year              Ended               Year
                                          February 28, 2002         Ended         February 28, 2002       Ended
                                             (Unaudited)       August 31, 2001      (Unaudited)      August 31, 2001
                                              ---------        ---------------       ---------       ---------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income..................  $     13,846,805    $    64,924,252    $       5,404,626  $    30,750,837
  Net realized gain (loss) on investments            12,561          1,613,024              -0-                1,092
                                           ----------------    ---------------    -----------------  ---------------
  Increase in net assets from operations.        13,859,366         66,537,276            5,404,626       30,751,929
Dividends to shareholders:
  Net investment income
    Class A..............................  (      4,769,750)   (    33,650,699)   (       3,132,309) (    20,220,882)
    Class B..............................  (      9,077,055)   (    31,374,091)   (       2,263,385) (    10,500,770)
    TRA Class............................          -0-                 -0-        (           8,932) (        29,185)
  Net realized gain on investments:
    Class A..............................  (          5,387)   (        26,511)             -0-      (           772)
    Class B..............................  (          7,174)   (        32,393)             -0-      (           319)
    TRA Class............................          -0-                 -0-                  -0-      (             1)
Capital share transactions (Note 3):
    Class A..............................  (    338,299,659)   (   265,836,334)   (     210,224,142) (     6,340,740)
    Class B..............................        69,485,967        459,310,430           17,365,347       80,711,382
    TRA Class............................          -0-                 -0-        (         288,853)         634,601
                                           ----------------    ---------------    -----------------  ---------------
    Total increase (decrease)............  (    268,813,692)       194,927,678    (     193,147,648)      75,005,243
Net assets:
    Beginning of period..................     1,486,461,692      1,291,534,014          702,311,059      627,305,816
                                           ----------------    ---------------    -----------------  ---------------
    End of period........................  $  1,217,648,000    $ 1,486,461,692    $     509,163,411  $   702,311,059
                                           ================    ===============    =================  ===============




--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================
1. Summary of Accounting Policies.
Short Term Income Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is presently comprised of two Portfolios, Money Market Portfolio and U.S. Government Portfolio. The Money Market Portfolio has two classes of stock authorized, Class A and Class B. The U.S. Government Portfolio has three classes of stock authorized, Class A, Class B and TRA Class. The Class A shares of each Portfolio and the TRA Class of the U.S. Government Portfolio are subject to a service fee pursuant to each Portfolio's Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Portfolio may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. In all other respects, the Class A and Class B shares and TRA Class represent the same interest in the income and assets of each respective Portfolio. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows.

     a) Valuation  of  Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

     b) Federal Income Taxes -
     It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c)  Dividends  and  Distributions  -
     Dividends from investment income (including realized capital gains and losses), determined on a class level, are declared daily and paid monthly.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

2.  Investment Management Fees and Other  Transactions  with  Affiliates.

Under the Management Contract, the Money Market Portfolio pays a management fee to Reich & Tang Asset Management, LLC (the Manager) at the annual rate of .30% of the Portfolio's average daily net assets not in excess of $750 million, plus ..29% of such assets in excess of $750 million but not in excess of $1 billion, plus .28% of such assets in excess of $1 billion but not in excess of $1.5 billion, plus .27% of such assets in excess of $1.5 billion. The U.S. Government Portfolio pays a management fee to the Manager equal to .275% of the Portfolio's average daily net assets not in excess of $250 million, plus .25% of such assets in excess of $250 million. The Manager has agreed to reimburse the Fund for its
net   operating   expenses   (exclusive  of  taxes,   brokerage,   interest  and
extraordinary expenses) to the extent that such expenses, including the management fee, for any fiscal year exceed 1% of the average daily net assets of each Portfolio for such fiscal year. No such reimbursement was required for the period ended February 28, 2002.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
2. Investment Management Fees and Other Transactions with Affiliates (Continued)

Pursuant to an Administrative Services Agreement, each Portfolio pays to the Manager an annual fee of .21% of each Portfolio's average daily net assets not in excess of $1.25 billion, plus .20% of such assets in excess of $1.25 billion but not in excess of $1.5 billion, plus .19% of such assets in excess of $1.5 billion.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to the Class A shares of each Portfolio and the TRA Class of the U.S. Government Portfolio. For its services under the Shareholder Servicing Agreement, the Distributor receives from each Portfolio a service fee equal to .25% per annum of each Portfolio's average daily net assets with respect only to the Class A shares and the TRA Class of the U.S. Government Portfolio.

During the period ended February 28, 2002, the Distributor voluntarily waived shareholder servicing fees of $501 for the TRA Class of the U.S. Government Portfolio.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $8,000 per annum plus $1,250 per meeting attended.

Included in the Statements of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $349,842 and $154,307 for the Money Market Portfolio and the U.S. Government Portfolio, respectively, paid to Reich & Tang Services Inc., an affiliate of the Manager as shareholder servicing agent for the Fund. Also, included under the same caption are expense offsets of $13,882 and $1,355 for the Money Market Portfolio and the U.S. Government Portfolio, respectively.

Included in the statement of operations under the caption "Custodian expenses" are expense offsets of $1,001 and $2,062 for the Money Market Portfolio and the U.S. Government Portfolio, respectively.





















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================
3. Capital Stock.

At February 28 2002, 10,000,000,000 shares of $.001 par value stock were authorized and capital paid in for the Money Market Portfolio and the U.S. Government Portfolio amounted to $1,217,648,000 and $509,163,411, respectively. Transactions in capital stock, all at $1.00 per share, were as follows:

                                            Money Market Portfolio                      U.S. Government Portfolio
                                     -------------------------------------        -------------------------------------
                                     Six Months Ended                              Six Months Ended
                                          2/28/02             Year Ended                2/28/02            Year Ended
                                        (Unaudited)             8/31/01               (Unaudited)            8/31/01
                                         ---------              -------                ---------             -------
Class A
Sold................................      949,727,887        3,270,507,581             454,756,397        1,586,041,432
Issued on reinvestment of dividends.        4,750,299           31,181,540               3,450,084           20,178,468
Redeemed............................   (1,292,777,845)      (3,567,525,455)         (  668,430,623)      (1,612,560,640)
                                        -------------        -------------           -------------        -------------
Net increase (decrease).............   (  338,299,659)      (  265,836,334)         (  210,224,142)      (    6,340,740)
                                        =============        =============           =============        =============

Class B
Sold................................      807,655,421        2,059,880,227             429,440,676          948,950,977
Issued on reinvestment of dividends.        9,647,990           30,980,819               2,427,879           10,470,342
Redeemed............................   (  747,817,444)      (1,631,550,616)         (  414,503,208)      (  878,709,937)
                                        -------------        -------------           -------------        -------------
Net increase (decrease).............       69,485,967          459,310,430              17,365,347           80,711,382
                                       ==============        =============           =============        =============

TRA Class
Sold...............................................................                        196,767            1,594,857
Issued on reinvestment of dividends................................                          9,023               29,686
Redeemed...........................................................                 (      494,643)      (      989,942)
                                                                                     -------------        -------------
Net increase (decrease)............................................                 (      288,853)             634,601
                                                                                     =============        =============















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
4. Financial Highlights.

                                                                                Money Market Portfolio
CLASS A                                    Six Months Ended                     Year Ended August 31,
-------                                    February 28, 2002  ------------------------------------------------------------
                                              (Unaudited)       2001         2000         1999         1998         1997
                                           -----------------  --------     --------     --------     --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period             $   1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                 ----------   ----------   ----------   ----------   ----------   ----------
Income from investment operations:
   Net investment income.......................      0.009        0.045        0.050        0.042        0.047        0.046
Less distributions:
   Dividends from net investment income........  (   0.009)   (   0.045)   (   0.050)   (   0.042)   (   0.047)   (   0.046)
                                                  --------     --------     --------     --------     --------     --------
Net asset value, end of period.................  $   1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                 =========    =========    =========    =========    =========    =========
Total Return...................................      0.87%(a)     4.59%        5.16%        4.30%        4.80%        4.66%
Ratios/Supplemental Data
Net assets, end of period (000)................  $ 337,121    $ 675,289    $ 940,199    $1,193,420   $ 985,377    $ 801,001
Ratios to average net assets:
  Expenses(b)..................................      1.01%(c)     1.01%        0.99%        0.99%        0.97%        0.99%
  Net investment income........................      1.84%(c)     4.55%        5.02%        4.19%        4.57%        4.57%
  Management and administration
     fees waived...............................      0.00%        0.00%        0.01%        0.00%        0.02%        0.00%
  Expenses paid indirectly.....................      0.00%        0.00%        0.00%        0.00%        0.00%        0.01%


                                                                                Money Market Portfolio
CLASS B                                    Six Months Ended                     Year Ended August 31,
-------                                    February 28, 2002  ------------------------------------------------------------
                                              (Unaudited)       2001         2000         1999         1998         1997
                                           -----------------  --------     --------     --------     --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........  $   1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                 ----------   ----------   ----------   ----------   ----------   ----------
Income from investment operations:
   Net investment income.......................      0.011        0.049        0.054        0.046        0.050        0.049
Less distributions:
   Dividends from net investment income........  (   0.011)   (   0.049)   (   0.054)   (   0.046)   (   0.050)   (   0.049)
                                                  --------     --------     --------     --------     --------     --------
Net asset value, end of period.................  $   1.00     $   1.00     $   1.00        $1.00     $   1.00     $   1.00
                                                 =========    =========    =========    ==========   =========    =========
Total Return...................................      1.07%(a)     5.01%        5.58%        4.67%        5.16%        5.01%
Ratios/Supplemental Data
Net assets, end of period (000)................  $ 880,527    $ 811,173    $ 351,335    $ 297,248    $ 296,177    $ 267,439
Ratios to average net assets:
  Expenses(b)..................................      0.61%(c)     0.61%        0.60%        0.64%        0.62%        0.66%
  Net investment income........................      2.13%(c)     4.71%        5.48%        4.55%        5.07%        4.90%
  Management and administration
    fees waived................................      0.00%        0.00%        0.01%        0.00%        0.02%        0.00%
  Expenses paid indirectly.....................      0.00%        0.00%        0.00%        0.00%        0.00%        0.01%

  (a) Not Annualized
  (b) Includes expenses paid indirectly
  (c) Annualized

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================
4. Financial Highlights. (Continued)

                                           Six Months Ended                      U.S. Government Portfolio
CLASS A                                    February 28, 2002                      Year Ended August 31,
-------                                                       ------------------------------------------------------------
                                              (Unaudited)       2001         2000         1999         1998         1997
                                           -----------------  --------     --------     --------     --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........  $   1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                 ----------   ----------   ----------   ----------   ----------   ----------
Income from investment operations:
   Net investment income.......................      0.008        0.044        0.048        0.040        0.047        0.046
Less distributions:
   Dividends from net investment income........  (   0.008)   (   0.044)   (   0.048)   (   0.040)   (   0.047)   (   0.046)

                                                  --------     --------     --------     --------     --------     --------
Net asset value, end of period.................  $   1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                 =========    =========    =========    =========    =========    =========
Total Return...................................      0.78%(a)     4.54%        4.95%        4.10%        4.82%        4.73%
Ratios/Supplemental Data
Net assets, end of period (000)................  $ 274,457    $ 484,681    $ 491,022$     723,952    $ 752,497    $ 735,581
Ratios to average net assets:
  Expenses(b)..................................      0.95%(c)     0.93%        0.94%        0.89%        0.87%        0.81%
  Net investment income........................      1.65%(c)     4.42%        4.77%        4.03%        4.71%        4.61%

                                           Six Months Ended                      U.S. Government Portfolio
CLASS B                                    February 28, 2002                      Year Ended August 31,
-------                                                       ------------------------------------------------------------
                                              (Unaudited)       2001         2000         1999         1998         1997
                                           -----------------  --------     --------     --------     --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........  $   1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                 ----------   ----------   ----------   ----------   ----------   ----------
Income from investment operations:
   Net investment income.......................      0.010        0.048        0.052        0.043        0.050        0.049
Less distributions:
   Dividends from net investment income........ (    0.010)   (   0.048)   (   0.052)   (   0.043)   (   0.050)   (   0.049)
                                                 ---------     --------     --------     --------     --------     --------
Net asset value, end of period.................  $   1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                 =========    =========    =========    =========    =========    =========
Total Return...................................      0.97%(a)     4.91%        5.32%        4.44%        5.15%        5.00%
Ratios/Supplemental Data
Net assets, end of period (000)................  $ 233,938    $ 216,573    $ 135,862    $ 117,996    $  70,168    $  68,967
Ratios to average net assets:
  Expenses(b)..................................      0.57%(c)     0.58%        0.58%        0.56%        0.55%        0.55%
  Net investment income........................      1.94%(c)     4.77%        5.23%        4.32%        5.03%        4.86%

  (a) Not Annualized
  (b) Includes expenses paid indirectly
  (c) Annualized


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
4. Financial Highlights. (Continued)

                                                                        U.S. Government Portfolio
                                                 ----------------------------------------------------------------------------------
                                                 Six Months Ended               Year Ended                      July 12, 1999
TRA CLASS                                        February 28, 2002              August 31,               (Commencement of Sales) to
---------                                                            -------------------------------
                                                   (Unaudited)            2001             2000                 August 31, 1999
                                                    ---------        --------------    -------------            ---------------

Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........    $    1.00         $   1.00          $   1.00                 $   1.00
                                                   -----------       ----------        ----------               ----------
Income from investment operations:
   Net investment income.......................         0.010            0.046             0.049                    0.006
Less distributions:
   Dividends from net investment income........    (    0.010)       (   0.046)        (   0.049)               (   0.006)
                                                    ---------         --------          --------                 --------
Net asset value, end of period.................    $    1.00         $   1.00          $   1.00                 $   1.00
                                                   ==========        =========         =========                =========
Total Return...................................         0.98%(a)         4.69%             5.06%                    0.59%(a)
Ratios/Supplemental Data
Net assets, end of period (000)................    $      768        $   1,057         $     422                $     1
Ratios to average net assets:
  Expenses(b)..................................         0.55%(c)         0.79%             0.93%                    0.73%(c)
  Net investment income........................         2.01%(c)         4.43%             5.43%                    4.25%(c)
  Shareholder servicing Fees waived............         0.11%(c)         0.00%             0.00%                    0.00%(c)

  (a) Not Annualized
  (b) Includes expenses paid indirectly
  (c) Annualized




















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


SHORT TERM INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

                                                  Directors and Officers Information
                                                           February 28, 2002+
-------------------------- -------------- ---------------  -------------------------- ---------------------- --------------
                                                                                      Number of Portfolios       Other
                            Position(s)   Term of Office   Principal Occupation(s)             in            Directorships
                             Held with    and Length of          During Past              Fund Complex          held by
     Name, Address*,           Fund        Time Served             5 Years            Overseen by Director     Director
         and Age                                                                           or Officer
-------------------------- -------------- ---------------  -------------------------- ---------------------- --------------
 Dr. W. Giles Mellon,         Director          1980       Professor of Business      Director/Trustee of 12       N/A
 Age 71                                                    Administration in the      other portfolios
                                                           Graduate School of
                                                           Management, Rutgers
                                                           University
-------------------------- -------------- ---------------  -------------------------- ---------------------- --------------
 Robert Straniere, Esq.,      Director          1983       Owner, Straniere Law Firm  Director/Trustee of 12   WPG Funds
 Age 60                                                                               other portfolios           Group
-------------------------- -------------- ---------------  -------------------------- ---------------------- --------------
 Dr. Yung Wong,               Director          1980       Managing Director of       Director/Trustee of 12       N/A
 Age 63                                                    Abacus Associates          other portfolios
-------------------------- -------------- ---------------  -------------------------- ---------------------- --------------
 Steven W. Duff,           President and        1994       Manager and President of   Director/Trustee             N/A
 Age 48                     Director**                     Reich & Tang Asset         and/or Officer of 17
                                                           Management, LLC ("RTAM,    other portfolios
                                                           LLC"), a registered
                                                           Investment Advisor
-------------------------- -------------- ---------------  -------------------------- ---------------------- --------------
 Molly Flewharty,          Vice President       1983       Senior Vice President of   Vice President of 17         N/A
 Age 51                                                    RTAM, LLC                  other portfolios
-------------------------- -------------- ---------------  -------------------------- ---------------------- --------------
 Lesley M. Jones,          Vice President       1980       Senior Vice President of   Vice President of 11         N/A
 Age 53                                                    RTAM, LLC                  other portfolios
-------------------------- -------------- ---------------  -------------------------- ---------------------- --------------
 Dana E. Messina,          Vice President       1982       Executive Vice President   Vice President of 14         N/A
 Age 45                                                    of RTAM, LLC               other portfolios
-------------------------- -------------- ---------------  -------------------------- ---------------------- --------------
 Richard DeSanctis,        Treasurer and        1992       Executive Vice President,  Officer of 17 other          N/A
 Age 45                    Assistant                       CFO and Treasurer of       portfolios
                           Secretary                       RTAM, LLC
-------------------------- -------------- ---------------  -------------------------- ---------------------- --------------
 Rosanne Holtzer,          Secretary and        1998       Senior Vice President of   Officer of 17 other          N/A
 Age 37                    Assistant                       RTAM, LLC                  portfolios
                           Treasurer
-------------------------- -------------- ---------------  -------------------------- ---------------------- --------------

* The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020

** Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.

+ The Statement of Additional Information includes additional information about Short Term Income Fund, Inc. (the "Fund") directors and is available, without charge, upon request by calling the fund's transfer agent at (212) 830-5200.


--------------------------------------------------------------------------------

SHORT TERM
INCOME
FUND, INC.

















                               Semi-Annual Report
                                February 28, 2002
                                   (Unaudited)










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------








------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------
Short Term Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management LLC
     600 Fifth Avenue
     New York, New York 10020

Custodian
     The Bank of New York
     15 Broad Street, 7th Floor
     New York, NY 10286

Transfer Agent &
   Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020




STIF2/02S


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